UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices)  (Zip code)

Sheri Morris    1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      2/28

Date of reporting period:      11/30/18

Item 1. Schedule of Investments.

Invesco Bond Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	VK-CE-BOND-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2018

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-89.80%

Aerospace & Defense-0.54%

BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(b)	$21,000	$ 20,370

KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	60,000	61,777

Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	45,000	45,113

Spirit AeroSystems, Inc., Sr. Unsec. Gtd. Global Notes, 4.60%, 06/15/2028	315,000	301,398

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	15,000	15,075
6.50%, 05/15/2025	45,000	44,944

Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/2025	67,000	61,807

United Technologies Corp., Sr. Unsec. Global Notes, 3.65%, 08/16/2023	606,000	597,923

		1,148,407

Agricultural & Farm Machinery-0.04%

Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	94,000	87,185

Air Freight & Logistics-0.30%

Adani Abbot Point Terminal Pty Ltd.(Australia), Sr. Sec. Gtd. Notes, 4.45%, 12/15/2022(b)	685,000	605,201

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	19,000	19,404

		624,605

Airlines-4.47%

Air Canada Pass Through Trust (Canada), Series 2017-1, Class A, Sec. Pass Through Ctfs., 3.55%, 01/15/2030(b)	414,000	398,222
Series 2017-1, Class AA, Sec. Pass Through Ctfs., 3.30%, 01/15/2030(b)	432,000	415,643
Series 2017-1, Class B, Sec. Pass Through Ctfs., 3.70%, 01/15/2026(b)	497,000	477,741

	Principal Amount	Value
Airlines-(continued)

American Airlines Pass Through Trust, Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 02/15/2025	$447,525	$ 454,900
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	393,404	383,021
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 02/15/2029	545,012	537,139
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 02/15/2029	346,406	342,952
Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 10/15/2029	618,789	597,081
Series 2017-2, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.35%, 10/15/2029	771,541	742,257

Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd.(Colombia), REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(b)	253,000	252,684

Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/2019	86,047	86,348

Delta Air Lines, Inc., Sr. Unsec. Global Notes, 3.80%, 04/19/2023	283,000	276,639

LATAM Airlines Group S.A. Pass Through Trust(Chile), Series 2015-1, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.20%, 11/15/2027	1,211,636	1,169,956

Norwegian Air Shuttle ASA Pass Through Trust(Norway), Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 11/10/2023(b)	535,113	554,511

United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	470,682	471,911
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 01/07/2026	401,057	390,267
Series 2018-1, Class A, Sec. Second Lien Pass Through Ctfs., 3.70%, 03/01/2030	683,000	661,685
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	643,000	622,333

WestJet Airlines Ltd.(Canada), Sr. Unsec. Notes, 3.50%, 06/16/2021(b)	623,000	612,617

		9,447,907

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Alternative Carriers-0.15%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	$60,000	$61,575
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	58,000	59,668

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.38%, 05/01/2025	122,000	119,102
5.25%, 03/15/2026	69,000	66,792

		307,137

Aluminum-0.13%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	200,000	207,500

Novelis Corp., Sr. Unsec. Gtd. Notes,
6.25%, 08/15/2024(b)	67,000	66,497
5.88%, 09/30/2026(b)	6,000	5,610

		279,607

Apparel Retail-0.10%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	67,000	67,000

L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	98,000	100,450
6.88%, 11/01/2035	40,000	34,288
6.75%, 07/01/2036	10,000	8,375

		210,113

Apparel, Accessories & Luxury Goods-0.04%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes,
4.63%, 05/15/2024(b)	14,000	13,545
4.88%, 05/15/2026(b)	75,000	70,875

		84,420

Asset Management & Custody Banks-2.37%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	1,215,000	1,227,381

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	355,000	351,899

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	1,090,000	1,058,481

Carlyle Finance LLC, Sr. Unsec. Gtd. Notes,
5.63%, 03/30/2043(b)	1,425,000	1,388,479
5.65%, 09/15/2048(b)	902,000	875,999

Prime Security Services Borrower LLC/ Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	101,000	107,313

		5,009,552

	Principal Amount	Value
Auto Parts & Equipment-0.06%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	$25,000	$23,875

Dana, Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	17,000	16,277

Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	45,000	39,094

Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	34,000	28,135

Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	18,000	17,775

		125,156

Automobile Manufacturers-1.67%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.69%, 06/09/2025	564,000	523,612

General Motors Financial Co., Inc., Series B, Jr. Unsec. Sub. Global Floating Rate Notes, 6.50%(c)	1,864,000	1,635,660
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	532,000	528,517

J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	108,000	103,410

Volkswagen Group of America Finance LLC (Germany), Sr. Unsec. Gtd. Notes,
3.39%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(d)	330,000	329,306
3.56%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(d)	403,000	400,823

		3,521,328

Automotive Retail-0.62%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes,
5.75%, 05/01/2020	845,000	868,335
4.50%, 12/01/2023	300,000	306,482

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	23,000	21,649

Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	44,000	42,983

Penske Automotive Group, Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	79,000	73,371

		1,312,820

Biotechnology-0.38%

AbbVie Inc., Sr. Unsec. Global Notes,
3.75%, 11/14/2023	270,000	265,998
4.88%, 11/14/2048	594,000	543,627

		809,625

Brewers-1.56%

Anheuser-Busch InBev Finance, Inc.(Belgium), Sr. Unsec. Gtd. Notes, 4.90%, 02/01/2046(b)	1,897,000	1,777,252

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Brewers-(continued)

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
4.00%, 04/13/2028	$234,000	$224,085
4.38%, 04/15/2038	331,000	298,856
8.00%, 11/15/2039	361,000	471,619
4.75%, 04/15/2058	584,000	517,839

		3,289,651

Broadcasting-0.23%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 04/01/2024	50,000	48,188
4.75%, 08/01/2025	12,000	11,190

AMC Networks Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	55,000	49,981

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	80,000	80,200
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	78,000	79,583

Gray Escrow Inc, Sr. Unsec. Notes, 7.00%, 05/15/2027(b)	33,000	33,578

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	51,000	52,147
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	46,000	45,770

Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	53,000	51,278

Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	37,000	37,648

		489,563

Building Products-0.73%

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	68,000	68,170

James Hardie International Finance DAC(Ireland), Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2028(b)	400,000	358,500

Owens Corning, Sr. Unsec. Global Notes, 4.30%, 07/15/2047	619,000	474,329

Standard Industries Inc., Sr. Unsec. Notes,
6.00%, 10/15/2025(b)	126,000	123,323
5.00%, 02/15/2027(b)	50,000	45,125

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.35%, 02/15/2028	538,000	474,785

		1,544,232

Cable & Satellite-3.61%

Altice Financing S.A.(Luxembourg), Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	200,000	198,000

	Principal Amount	Value
Cable & Satellite-(continued)

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	$120,000	$120,900
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	245,000	245,615

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes,
4.91%, 07/23/2025	1,257,000	1,253,156
5.38%, 04/01/2038	275,000	251,438
5.75%, 04/01/2048	345,000	322,696

Comcast Corp., Sr. Unsec. Gtd. Global Notes,
3.95%, 10/15/2025	250,000	249,351
4.60%, 10/15/2038	355,000	348,372
3.40%, 07/15/2046	390,000	313,035
4.70%, 10/15/2048	178,000	174,114
4.95%, 10/15/2058	366,000	360,393
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	580,000	680,276

CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	85,000	89,250
Sr. Unsec. Notes, 10.88%, 10/15/2025(b)	200,000	231,000
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2028(b)	558,000	525,915

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
7.88%, 09/01/2019	109,000	112,134
5.88%, 11/15/2024	183,000	156,694
7.75%, 07/01/2026	19,000	16,898

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	164,000	145,140
Sr. Unsec. Gtd. Notes, 8.50%, 10/15/2024(b)	52,000	51,550

NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.95%, 04/01/2041	1,193,000	1,323,293

Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
6.00%, 07/15/2024(b)	50,000	51,313
5.38%, 07/15/2026(b)	49,000	47,836

Telenet Finance Luxembourg Notes S.ar.l.(Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(b)	200,000	184,000

Virgin Media Secured Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	200,000	193,375

		7,645,744

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Casinos & Gaming-0.25%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 05/15/2023	$51,000	$53,104
6.38%, 04/01/2026	23,000	22,942
6.00%, 08/15/2026	23,000	22,339

MGM Resorts International, Sr. Unsec. Gtd. Notes,
7.75%, 03/15/2022	53,000	57,107
6.00%, 03/15/2023	35,000	35,656

Sands China Ltd.(Macau), Sr. Unsec. Notes, 5.40%, 08/08/2028(b)	200,000	191,568

Scientific Games International, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	81,000	84,382

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	69,000	65,895

		532,993

Coal & Consumable Fuels-0.02%

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	44,000	43,340

Commodity Chemicals-0.05%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	44,000	39,600

Nufarm Australia Ltd./Nufarm Americas Inc.(Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	30,000	28,200

Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	41,000	40,795

		108,595

Communications Equipment-0.11%

Commscope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	123,000	114,550

Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	63,000	66,052
Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	62,000	58,048

		238,650

Construction & Engineering-0.02%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	27,000	24,658

William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	14,000	12,915

		37,573

Construction Machinery & Heavy Trucks-0.59%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	44,000	42,790

Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	41,000	37,784

	Principal Amount	Value
Construction Machinery & Heavy Trucks-(continued)

Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
4.15%, 03/15/2024	$297,000	$287,066
4.70%, 09/15/2028	937,000	888,709

		1,256,349

Construction Materials-0.26%

CRH America Finance, Inc.(Ireland), Sr. Unsec. Gtd. Notes, 3.95%, 04/04/2028(b)	584,000	549,640

Consumer Finance-1.69%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	40,000	42,084
Sr. Unsec. Global Notes,
4.13%, 03/30/2020	950,000	950,000
5.13%, 09/30/2024	17,000	17,260
4.63%, 03/30/2025	281,000	277,136

Capital One Financial Corp., Sr. Unsec. Global Notes, 3.75%, 03/09/2027	1,210,000	1,119,425

Discover Financial Services, Class C, Jr. Unsec. Sub. Global Notes, 5.50%(c)	36,000	32,625

Navient Corp., Sr. Unsec. Medium-Term Notes,
8.00%, 03/25/2020	65,000	67,275
7.25%, 01/25/2022	30,000	30,712

Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	1,135,000	1,036,750

		3,573,267

Copper-0.15%

First Quantum Minerals Ltd.(Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	80,000	78,726

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	236,000	200,010

Taseko Mines Ltd.(Canada), Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	36,000	35,190

		313,926

Data Processing & Outsourced Services-0.52%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	483,000	433,286

First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	150,000	155,250
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	37,000	36,628
Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	148,000	149,110

Fiserv, Inc., Sr. Unsec. Global Notes, 4.20%, 10/01/2028	335,000	331,852

		1,106,126

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Distillers & Vintners-0.06%

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 3.20%, 02/15/2023	$134,000	$129,681

Diversified Banks-13.58%

ANZ New Zealand (Int’l) Ltd.(New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	815,000	782,665

Australia and New Zealand Banking Group Ltd.(Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	1,355,000	1,355,000

Bank of America Corp., Series AA, Jr. Unsec. Sub. Notes, 6.10%(c)	1,495,000	1,509,950
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	440,000	459,800
Series FF, Jr. Unsec. Sub. Notes, 5.88%(c)	250,000	239,063
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	305,000	312,244
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	1,130,000	1,182,262
Unsec. Sub. Global Notes, 7.75%, 05/14/2038	765,000	987,037

Bank of China Ltd.(China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	540,000	551,401

Barclays PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.75%(c)	520,000	485,358
Unsec. Sub. Global Notes, 4.84%, 05/09/2028	200,000	180,708

BBVA Bancomer S.A.(Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	535,000	515,740

BNP Paribas S.A.(France), Unsec. Sub. Notes, 4.38%, 03/01/2033(b)	708,000	652,682

Citigroup Inc., Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	750,000	756,562
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	350,000	352,406
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	450,000	453,937
Sr. Unsec. Global Notes, 2.88%, 07/24/2023	245,000	235,128
Sr. Unsec. Notes, 4.65%, 07/23/2048	273,000	262,280
Unsec. Sub. Global Notes, 5.50%, 09/13/2025	1,220,000	1,272,790

Coöperatieve Rabobank U.A.(Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	210,000	219,188

Discover Bank, Unsec. Sub. Notes, 4.68%, 08/09/2028	280,000	275,520

Global Bank Corp.(Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	772,000	758,876

	Principal Amount	Value
Diversified Banks-(continued)

HSBC Holdings PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 6.00%(c)	$845,000	$771,062
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	500,000	503,241
Sr. Unsec. Global Floating Rate Notes, 3.64% (3 mo. USD LIBOR + 1.00%), 05/18/2024	363,000	357,613

ING Groep N.V.(Netherlands), Jr. Unsec. Sub. Global Notes, 6.50%(c)	720,000	677,808

Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	1,170,000	1,169,648
Sr. Unsec. Notes, 3.13%, 07/14/2022(b)	395,000	357,089

JPMorgan Chase & Co., Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	545,000	486,072
Series I, Jr. Unsec. Sub. Global Variable Rate Notes, 5.99% (3 mo. USD LIBOR + 3.47%)(c)(d)	337,000	338,685
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	535,000	533,850
Series W, Jr. Unsec. Sub. Global Floating Rate Notes, 3.62% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	790,000	665,575
Sr. Unsec. Floating Rate Global Notes, 3.37% (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	795,000	783,401
Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2021	910,000	881,954
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	515,000	476,014

Lloyds Banking Group PLC(United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.50%(c)	400,000	377,000

Nordea Bank AB(Finland), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	775,000	764,344

Royal Bank of Scotland Group PLC (The) (United Kingdom), Jr. Unsec. Sub. Bonds, 7.50%(c)	200,000	198,500
Sr. Unsec. Notes, 3.50%, 05/15/2023	894,000	852,640

Societe Generale S.A. (France), Jr. Unsec. Sub. Notes,
7.38%(b)(c)	295,000	291,313
6.75%(b)(c)	650,000	560,638
7.38%(b)(c)	505,000	478,361

Standard Chartered PLC (United Kingdom), Jr. Unsec. Sub. Notes, 7.75%(b)(c)	255,000	253,088
Sr. Unsec. Floating Rate Notes, 3.56% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(d)	200,000	198,907
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	300,000	279,475

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Diversified Banks-(continued)

Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	$1,840,000	$1,886,073
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	375,000	356,518

Westpac Banking Corp.(Australia), Jr. Unsec. Sub. Global Bonds, 5.00%(c)	505,000	427,818

		28,727,284

Diversified Capital Markets-1.37%

Credit Suisse AG(Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	519,000	508,264

Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Bonds, 7.50%(b)(c)	285,000	281,081
Jr. Unsec. Notes, 7.25%(b)(c)	360,000	342,900
Sr. Unsec. Notes, 3.87%, 01/12/2029(b)	324,000	299,343

Credit Suisse Group Funding (Guernsey) Ltd.(Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	515,000	489,021

Macquarie Bank Ltd.(Australia), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	530,000	461,763

Macquarie Group Ltd.(Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	498,000	512,349

		2,894,721

Diversified Chemicals-0.84%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes,
6.63%, 05/15/2023	23,000	23,403
7.00%, 05/15/2025	20,000	20,275

Dow Chemical Co. (The), Sr. Unsec. Notes, 4.80%, 11/30/2028(b)	250,000	251,150

OCP S.A.(Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	519,000	487,491

Sasol Financing USA LLC (South Africa), Sr. Unsec. Gtd. Global Notes,
5.88%, 03/27/2024	667,000	667,202
6.50%, 09/27/2028	310,000	308,917

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	27,000	23,962

		1,782,400

Diversified Metals & Mining-0.07%

Hudbay Minerals, Inc.(Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	55,000	54,863

Teck Resources Ltd.(Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	99,000	99,495

		154,358

	Principal Amount	Value
Diversified REITs-0.78%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes,
5.00%, 03/15/2024	$32,000	$31,840
5.38%, 03/15/2027	36,000	35,370

Trust F/1401 (Mexico), Sr. Unsec. Notes,
5.25%, 12/15/2024(b)	881,000	849,064
5.25%, 01/30/2026(b)	764,000	721,980

		1,638,254

Drug Retail-1.12%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	924,560	986,243
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	1,310,177	1,381,136

		2,367,379

Electric Utilities-2.20%

Electricite de France S.A. (France), Sr. Unsec. Notes,
4.88%, 09/21/2038(b)	744,000	674,911
5.00%, 09/21/2048(b)	517,000	462,007
6.00%, 01/22/2114(b)	1,755,000	1,706,637

FirstEnergy Corp., Series C, Sr. Unsec. Global Notes, 4.85%, 07/15/2047	326,000	314,971

Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	300,000	291,565

Perusahaan Listrik Negara PT(Indonesia), Sr. Unsec. Notes, 6.25%, 01/25/2049(b)	385,000	380,809

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	833,000	830,666

		4,661,566

Electrical Components & Equipment-0.04%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	95,000	93,100

Electronic Equipment & Instruments-0.02%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	47,000	43,857

Electronic Manufacturing Services-0.06%

Jabil, Inc., Sr. Unsec. Global Notes, 3.95%, 01/12/2028	150,000	135,690

Environmental & Facilities Services-0.11%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	40,000	39,500

Core & Main L.P., Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	60,000	55,050

Hulk Finance Corp.(Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	117,000	105,008

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Environmental & Facilities Services-(continued)

Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	$38,000	$35,055

		234,613

Financial Exchanges & Data-1.53%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,080,000	1,114,777
Sr. Unsec. Global Notes,
4.88%, 02/15/2024	1,575,000	1,631,117
5.25%, 07/15/2044	425,000	451,334

MSCI, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	35,000	35,262

		3,232,490

Food Distributors-0.05%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	100,000	99,625

Food Retail-0.03%

Albertsons Cos. LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	72,000	69,750

Gas Utilities-0.13%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	98,000	93,590
5.88%, 08/20/2026	28,000	26,250

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	60,000	51,450
Sr. Unsec. Gtd. Global Notes, 6.75%, 06/15/2023	15,000	12,675

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	90,000	85,725

		269,690

General Merchandise Stores-0.21%

Dollar Tree, Inc., Sr. Unsec. Global Notes, 4.20%, 05/15/2028	465,000	434,530

Health Care Equipment-0.11%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	61,000	59,780

Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 11/15/2027	187,000	176,481

		236,261

Health Care Facilities-0.50%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	35,000	34,475

Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	45,000	44,831

	Principal Amount	Value
Health Care Facilities-(continued)

HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	$125,000	$129,375

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	250,000	257,500
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	50,000	50,438
5.88%, 02/15/2026	90,000	92,925
5.38%, 09/01/2026	22,000	21,835
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/2025	82,000	83,025
5.50%, 06/15/2047	272,000	262,480

Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	11,000	11,426
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	78,000	77,317

		1,065,627

Health Care REITs-1.46%

HCP, Inc., Sr. Unsec. Global Notes,
4.00%, 12/01/2022	994,000	984,940
4.25%, 11/15/2023	525,000	522,758

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	141,000	134,303

Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	310,000	297,414

Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	1,090,000	1,154,448

		3,093,863

Health Care Services-1.23%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	40,000	38,400

DaVita, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	67,000	63,231

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	52,000	52,065

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	591,000	563,497

Halfmoon Parent, Inc., Sr. Sec. Floating Rate Notes, 3.33% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)(d)	742,000	735,980
Sr. Sec. Notes,
4.38%, 10/15/2028(b)	44,000	43,291
4.80%, 08/15/2038(b)	820,000	796,269

Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	75,000	69,750

MEDNAX, Inc., Sr. Unsec. Gtd. Notes,
5.25%, 12/01/2023(b)	45,000	44,550
6.25%, 01/15/2027(b)	95,000	94,881

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Health Care Services-(continued)

Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
8.88%, 04/15/2021(b)	$49,000	$49,980
6.75%, 07/01/2025(b)	22,000	20,488

Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	45,000	37,350

		2,609,732

Home Improvement Retail-0.04%

Hillman Group, Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	90,000	77,400

Homebuilding-0.87%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	60,000	58,800

Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
8.75%, 03/15/2022	55,000	56,006
6.75%, 03/15/2025	60,000	53,025
5.88%, 10/15/2027	8,000	6,600

KB Home, Sr. Unsec. Gtd. Notes,
8.00%, 03/15/2020	27,000	28,249
7.50%, 09/15/2022	30,000	31,350

Lennar Corp., Sr. Unsec. Gtd. Global Notes,
8.38%, 01/15/2021	8,000	8,650
5.38%, 10/01/2022	70,000	70,612
4.75%, 11/15/2022	40,000	39,866
5.25%, 06/01/2026	95,000	91,319

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,643,000	1,283,594

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	25,000	25,820

SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	31,000	29,218

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	57,000	56,074

		1,839,183

Hotel & Resort REITs-0.29%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	105,000	102,360

Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	510,000	505,007

		607,367

Hotels, Resorts & Cruise Lines-0.31%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	80,000	83,029

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	623,000	566,771

		649,800

	Principal Amount	Value

Household Products-0.44%

Controladora Mabe S.A. de C.V.(Mexico), Sr. Unsec. Gtd. Notes, 5.60%, 10/23/2028(b)	$780,000	$726,375

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	58,146	58,146
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	21,000	20,528
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	96,000	95,940

Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	40,000	38,050

		939,039

Independent Power Producers & Energy Traders-0.11%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	123,000	124,537

Calpine Corp., Sr. Unsec. Global Notes,
5.38%, 01/15/2023	24,000	22,800
5.50%, 02/01/2024	14,000	12,967

NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 05/01/2024	31,000	31,814
6.63%, 01/15/2027	16,000	16,359

Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	30,000	31,200

		239,677

Industrial Conglomerates-0.19%

Alfa, S.A.B. de C.V.(Mexico), Sr. Unsec. Notes, 6.88%, 03/25/2044(b)	412,000	392,945

Industrial Machinery-0.11%

Altra Industrial Motion Corp., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2026(b)	23,000	22,770

Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	91,000	90,317

EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/2026(b)	37,000	36,353

Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	63,000	60,921

Mueller Water Products Inc., Sr. Unsec. Notes, 5.50%, 06/15/2026(b)	15,000	14,888

		225,249

Integrated Oil & Gas-0.81%

Petrobras Global Finance B.V.(Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	70,000	64,260

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes,
5.38%, 03/13/2022	558,000	547,621
6.50%, 03/13/2027	308,000	288,904
Sr. Unsec. Gtd. Notes, 6.50%, 01/23/2029(b)	321,000	296,171

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Integrated Oil & Gas-(continued)

Petróleos Mexicanos(Mexico), Sr. Unsec. Notes, 6.35%, 02/12/2048(b)	$650,000	$521,885

		1,718,841

Integrated Telecommunication Services-3.13%

AT&T Inc., Sr. Unsec. Notes,
4.45%, 04/01/2024	365,000	367,277
5.15%, 02/15/2050(b)	1,281,000	1,154,217

AT&T Inc., Sr. Unsec. Global Floating Rate Notes, 3.51% (3 mo. USD LIBOR + 1.18%), 06/12/2024(d)	393,000	387,800
Sr. Unsec. Global Notes,
3.40%, 05/15/2025	416,000	387,781
5.25%, 03/01/2037	475,000	453,491
5.15%, 03/15/2042	1,070,000	984,194
4.75%, 05/15/2046	606,000	524,723
5.70%, 03/01/2057	490,000	469,950

Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	41,000	36,157
Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	9,000	8,010

Frontier Communications Corp., Sr. Unsec. Global Notes, 10.50%, 09/15/2022	79,000	63,595

Telecom Italia Capital S.A.(Italy), Sr. Unsec. Gtd. Global Notes, 7.20%, 07/18/2036	48,000	45,888

Telefónica Emisiones, S.A.U.(Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	1,165,000	1,342,144

Verizon Communications Inc., Sr. Unsec. Global Notes, 4.81%, 03/15/2039	413,000	400,530

		6,625,757

Interactive Media & Services-0.59%

Tencent Holdings Ltd. (China), Sr. Unsec. Notes,
2.99%, 01/19/2023(b)	298,000	287,027
3.60%, 01/19/2028(b)	620,000	573,528
3.93%, 01/19/2038(b)	448,000	391,662

		1,252,217

Internet & Direct Marketing Retail-0.95%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes,
4.20%, 12/06/2047	295,000	256,246
4.40%, 12/06/2057	290,000	251,962

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	1,692,000	1,509,066

		2,017,274

Internet Services & Infrastructure-0.02%

Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	56,000	47,600

	Principal Amount	Value
Investment Banking & Brokerage-2.43%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	$564,000	$594,462

Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63%(c)	862,000	838,295

E*TRADE Financial Corp., Series B, Jr. Unsec. Sub. Global Notes, 5.30%(c)	337,000	315,095

Goldman Sachs Group, Inc. (The), Series P, Jr. Unsec. Sub. Notes, 5.00%(c)	495,000	438,075
Sr. Unsec. Global Notes, 5.25%, 07/27/2021	565,000	583,409
Sr. Unsec. MediumTerm Notes, 4.80%, 07/08/2044	1,060,000	1,015,859
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	310,000	353,369

Jefferies Group LLC/Jefferies Group Capital Finance Inc., Sr. Unsec. Global Notes, 4.15%, 01/23/2030	552,000	479,776

Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	546,000	521,443

		5,139,783

IT Consulting & Other Services-0.16%

DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	340,000	342,516

Leisure Facilities-0.06%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	55,000	55,000

Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	69,000	66,240

		121,240

Life & Health Insurance-3.55%

Athene Holding Ltd., Sr. Unsec. Notes, 4.13%, 01/12/2028	970,000	885,427

Dai-ichi Life Insurance Co., Ltd. (The)(Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	545,000	504,806

Global Atlantic Financial Group Ltd., Sr. Unsec. Notes, 8.63%, 04/15/2021(b)	950,000	1,044,151

Hanwha Life Insurance Co., Ltd.(South Korea), Unsec. Sub. Notes, 4.70%, 04/23/2048(b)	695,000	661,151

MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	910,000	908,635
Series D, Jr. Unsec. Sub. Global Notes, 5.88%(c)	611,000	598,780
Sr. Unsec. Global Notes, 4.13%, 08/13/2042	390,000	356,500

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	1,645,000	1,697,980

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Life & Health Insurance-(continued)

Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)	$430,000	$375,263
Prudential Financial, Inc., Sr. Unsec. Global Notes, 3.91%, 12/07/2047	549,000	473,847
		7,506,540

Life Sciences Tools & Services-0.01%

Charles River Laboratories International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2026(b)	17,000	17,043

Managed Health Care-0.55%

Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	104,000	104,910
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	435,000	442,778
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	32,000	30,360
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	483,000	481,214
WellCare Health Plans, Inc., Sr. Unsec. Notes,
5.25%, 04/01/2025	75,000	74,625
5.38%, 08/15/2026(b)	31,000	30,850
		1,164,737

Marine Ports & Services-0.16%

DP World Ltd.(United Arab Emirates), Sr. Unsec. Bonds, 5.63%, 09/25/2048(b)	370,000	341,510

Metal & Glass Containers-0.10%

Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	85,000	86,487
Berry Global, Inc., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	38,000	38,143
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	25,000	25,375
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	50,000	47,250
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	14,000	13,125
		210,380

Movies & Entertainment-0.38%

Warner Media, LLC, Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	850,000	800,000

Multi-line Insurance-1.58%

American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/2044	1,485,000	1,291,440
Fairfax Financial Holdings Ltd.(Canada), Sr. Unsec. Notes, 4.85%, 04/17/2028(b)	415,000	399,849
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	425,000	405,796

	Principal Amount	Value
Multi-line Insurance-(continued)

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	$830,000	$815,996
XLIT Ltd.(Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	415,000	423,768
		3,336,849

Multi-Utilities-0.81%

CenterPoint Energy, Inc., Series A, Jr. Unsec. Sub. Notes, 6.13%(c)	1,255,000	1,259,706
Sr. Unsec. Global Notes, 3.85%, 02/01/2024	121,000	120,977
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	402,000	340,500
		1,721,183

Office REITs-0.58%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	550,000	527,453
Hudson Pacific Properties, L.P., Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	299,000	277,524
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	447,000	427,225
		1,232,202

Office Services & Supplies-0.58%

Pitney Bowes Inc., Sr. Unsec. Global Notes,
3.88%, 10/01/2021	805,000	773,806
4.95%, 04/01/2023	496,000	460,040
		1,233,846

Oil & Gas Drilling-0.12%

Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	24,000	14,400
Ensco PLC, Sr. Unsec. Global Notes,
4.50%, 10/01/2024	2,000	1,479
7.75%, 02/01/2026	77,000	63,814
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	61,000	53,604
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
6.50%, 12/15/2021	11,983	11,803
7.75%, 12/15/2023	9,000	8,955
5.25%, 11/15/2024	54,000	48,206
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	68,000	55,080
		257,341

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Equipment & Services-0.25%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	$25,000	$24,500
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec. Global Notes, 3.34%, 12/15/2027	510,000	460,928
SESI LLC, Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	50,000	47,375
		532,803

Oil & Gas Exploration & Production-1.21%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	77,000	76,615
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	36,000	38,250
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	47,000	35,955
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	53,000	51,410
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	103,000	100,854
Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	680,000	680,775
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	33,000	25,420
Enterprise Products Operating LLC, Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	665,000	583,632
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	41,000	35,875
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	48,000	44,160
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	76,000	72,390
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	66,000	67,650
Oasis Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	90,000	88,987
Parsley Energy, LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	43,000	43,000
Sr. Unsc. Gtd. Notes, 5.63%, 10/15/2027(b)	32,000	30,560
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	58,000	61,045
Sr. Unsec. Global Notes,
5.25%, 05/01/2023	22,000	21,065
5.63%, 03/01/2026	21,000	19,268
Range Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 07/01/2022	43,000	42,624
4.88%, 05/15/2025	50,000	45,625

	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)

SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/2022	$45,000	$44,550
6.63%, 01/15/2027	10,000	9,600
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes,
7.50%, 04/01/2026	39,000	39,488
7.75%, 10/01/2027	87,000	88,409
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	64,000	63,206
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	94,000	92,120
WPX Energy, Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	58,000	55,390
		2,557,923

Oil & Gas Refining & Marketing-0.05%

Parkland Fuel Corp.(Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	43,000	41,818
Sunoco L.P. /Sunoco Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 01/15/2023	67,000	65,492
		107,310

Oil & Gas Storage & Transportation-4.37%

Abu Dhabi Crude Oil Pipeline LLC(United Arab Emirates), Sr. Sec. Notes, 3.65%, 11/02/2029(b)	431,000	398,675
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	128,000	134,240
Antero Midstream Partners L.P./Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	84,000	82,337
Buckeye Partners, L.P., Sr. Unsec. Global Notes, 5.60%, 10/15/2044	612,000	540,453
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	107,000	110,611
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	201,000	177,257
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
4.15%, 10/16/2028	835,000	816,588
4.80%, 02/01/2049	312,000	296,628
Enterprise Products Operating LLC, Series D, Sr. Unsec. Gtd. Global Notes, 6.88%, 03/01/2033	100,000	119,292
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	23,000	22,827
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.80%, 08/01/2031	261,000	312,508

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)

MPLX L.P., Sr. Unsec. Global Notes,
4.80%, 02/15/2029	$333,000	$328,335
4.70%, 04/15/2048	603,000	516,593
5.50%, 02/15/2049	691,000	662,602
NGPL PipeCo. LLC, Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	170,000	168,087
Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	282,000	270,367
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	2,130,000	1,922,325
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	84,000	87,608
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	50,000	47,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds,
5.25%, 05/01/2023	710,000	710,000
5.13%, 02/01/2025	47,000	45,590
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	28,000	28,000
Western Gas Partners, L.P., Sr. Unsec. Notes, 5.30%, 03/01/2048	195,000	167,625
Williams Cos., Inc. (The), Sr. Unsec. Notes,
4.13%, 11/15/2020	447,000	448,679
7.88%, 09/01/2021	31,000	33,845
Sr. Unsec. Global Notes,
3.60%, 03/15/2022	729,000	716,299
4.55%, 06/24/2024	85,000	85,206
		9,249,827

Other Diversified Financial Services-0.25%

ILFC E-Capital Trust II, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 4.82% (30yr. U.S. Treasury Yield Curve Rate + 1.80%), 12/21/2065(b)(d)	100,000	83,250
Intertrust Group B.V.(Netherlands), Sr. Unsec. Bonds, 3.38%, 11/15/2025(b)	100,000	112,435
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	43,000	43,537
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	47,000	44,650
SPARC EM SPC Panama Metro Line 2 S.P.(Cayman Islands), Sr. Sec. Notes, 0.00%, 12/05/2022(b)(f)	200,000	181,752
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	48,000	45,480

	Principal Amount	Value
Other Diversified Financial Services-(continued)

VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	$17,000	$17,252
		528,356

Packaged Foods & Meats-0.48%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	35,000	33,210
Conagra Brands Inc., Sr. Unsec. Notes,
5.30%, 11/01/2038	639,000	616,367
5.40%, 11/01/2048	242,000	230,822
JBS USA Lux S.A./JBS USA Finance Inc., Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	60,000	58,275
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	41,000	39,719
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	44,000	43,670
		1,022,063

Paper Packaging-0.02%

Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	55,000	49,775

Paper Products-0.17%

Mercer International Inc. (Canada), Sr. Unsec. Global Notes,
7.75%, 12/01/2022	5,000	5,187
6.50%, 02/01/2024	20,000	20,000
5.50%, 01/15/2026	17,000	15,555
Schweitzer-Mauduit International, Inc., Sr. Unsec. Notes, 6.88%, 10/01/2026(b)	52,000	51,220
Suzano Austria GmbH(Brazil), Sr. Unsec. Gtd. Notes, 7.00%, 03/16/2047(b)	260,000	264,810
		356,772

Pharmaceuticals-0.89%

Bausch Health Cos. Inc., Sr. Unsec. Gtd. Notes,
5.88%, 05/15/2023(b)	20,000	19,500
6.13%, 04/15/2025(b)	40,000	37,648
9.00%, 12/15/2025(b)	50,000	52,938
Bausch Health Cos. Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	35,000	34,519
Bayer US Finance II LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes,
3.00%, (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(d)	369,000	366,893
3.34%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(d)	815,000	790,352
Elanco Animal Health Inc., Sr. Unsec. Notes, 4.27%, 08/28/2023(b)	499,000	495,946
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	43,000	43,376

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Pharmaceuticals-(continued)

Teva Pharmaceutical Finance IV, B.V.(Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	$50,000	$47,788
		1,888,960

Property & Casualty Insurance-0.70%

Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	275,000	261,088
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	530,000	594,925
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	600,000	619,579
		1,475,592

Publishing-0.05%

Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	110,000	112,750

Railroads-0.33%

CSX Corp., Sr. Unsec. Global Notes, 4.65%, 03/01/2068	662,000	599,756
Kenan Advantage Group, Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	103,000	100,425
		700,181

Regional Banks-0.96%

CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/2022	42,000	42,264
5.00%, 08/01/2023	60,000	60,300
CIT Group Inc., Unsec. Sub. Global Notes, 6.13%, 03/09/2028	11,000	11,330
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	660,000	663,890
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	340,000	372,100
Huntington Bancshares, Inc., Seriess E, Jr. Unsec. Sub. Global Notes, 5.70%(c)	263,000	251,001
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	279,000	273,420
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	370,000	349,187
		2,023,492

Residential REITs-0.44%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	940,000	932,429

Restaurants-0.24%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	129,000	128,677
Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	172,000	162,540
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	44,000	43,900

	Principal Amount	Value
Restaurants-(continued)

Darden Restaurants, Inc., Sr. Unsec. Global Notes, 4.55%, 02/15/2048	$173,000	$155,604
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	23,000	21,615
		512,336

Security & Alarm Services-0.02%

Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	40,000	36,900

Semiconductors-2.06%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	445,000	428,545
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes,
3.00%, 01/15/2022	1,045,000	1,006,067
3.88%, 01/15/2027	1,086,000	982,911
3.50%, 01/15/2028	1,025,000	890,479
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	63,000	63,551
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes,
3.88%, 09/01/2022(b)	806,000	782,828
4.63%, 06/01/2023(b)	200,000	196,624
		4,351,005

Soft Drinks-0.64%

Keurig Dr Pepper Inc., Sr. Unsec. Gtd. Notes,
4.06%, 05/25/2023(b)	455,000	449,131
4.42%, 05/25/2025(b)	118,000	116,371
4.60%, 05/25/2028(b)	572,000	563,199
4.99%, 05/25/2038(b)	237,000	227,097
		1,355,798

Sovereign Debt-0.88%

Banque Ouest Africaine de Développement(Supranational), Sr. Unsec. Notes, 5.00%, 07/27/2027(b)	200,000	188,800
Oman Government International Bond(Oman), Sr. Unsec. Notes, 4.13%, 01/17/2023(b)	510,000	483,128
Turkey Government International Bond(Turkey), Sr. Unsec. Notes, 7.25%, 12/23/2023	1,190,000	1,183,645
		1,855,573

Specialized Consumer Services-0.06%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	27,000	26,055
Sr. Unsec. Notes, 7.45%, 08/15/2027	91,000	94,185
		120,240

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Specialized Finance-3.96%

AerCap Global Aviation Trust(Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	$3,793,000	$3,641,280
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(Ireland), Sr. Unsec. Gtd. Global Notes, 3.50%, 05/26/2022	264,000	257,236
Air Lease Corp., Sr. Unsec. Global Notes,
3.88%, 04/01/2021	995,000	996,492
3.38%, 06/01/2021	825,000	811,018
3.00%, 09/15/2023	394,000	370,041
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	15,000	15,709
Sr. Unsec. Notes, 5.00%, 04/01/2023	108,000	108,753
Aviation Capital Group LLC, Sr. Unsec. Floating Rate Notes, 3.19% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	264,000	264,142
Sr. Unsec. Notes,
4.13%, 08/01/2025(b)	773,000	739,789
3.50%, 11/01/2027(b)	1,310,000	1,169,782
		8,374,242

Specialized REITs-0.36%

Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	114,000	115,995
GLP Capital L.P./GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	50,000	50,053
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	38,000	38,903
Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	18,000	17,258
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	68,000	63,155
Rayonier Am Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	83,000	76,360
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.13%, 03/15/2028	328,000	317,971
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	89,000	86,886
		766,581

Specialty Chemicals-0.10%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	40,000	39,850
GCP Applied Technologies, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/15/2026(b)	20,000	19,175
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	46,000	45,080
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	66,000	66,165

	Principal Amount	Value
Specialty Chemicals-(continued)

PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	$42,000	$43,785
		214,055

Steel-0.14%

ArcelorMittal(Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/2039	40,000	42,645
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	72,000	66,240
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	75,000	75,281
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	109,000	103,823
		287,989

Technology Distributors-0.23%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	485,000	470,653
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	16,000	15,660
		486,313

Technology Hardware, Storage & Peripherals-0.91%

Dell International LLC/EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	177,000	185,662
Sr. Sec. Gtd. First Lien Notes,
6.02%, 06/15/2026(b)	906,000	917,599
8.35%, 07/15/2046(b)	752,000	830,116
		1,933,377

Thrifts & Mortgage Finance-0.10%

Nationwide Building Society(United Kingdom), Unsec. Sub. Notes, 4.13%, 10/18/2032(b)	250,000	219,599

Tobacco-0.47%

BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Global Notes,
3.22%, 08/15/2024	445,000	411,984
3.56%, 08/15/2027	643,000	573,837
		985,821

Trading Companies & Distributors-0.46%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	79,000	74,359
BOC Aviation Ltd.(Singapore), Sr. Unsec. Notes, 3.50%, 09/26/2023(b)(d)	524,000	524,778
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	96,000	89,880
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	55,000	58,400

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Trading Companies & Distributors-(continued)

United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 07/15/2025	$42,000	$41,055
6.50%, 12/15/2026	74,000	74,462
Sr. Unsec. Gtd. Notes,
5.88%, 09/15/2026	100,000	97,500
5.50%, 05/15/2027	20,000	18,925
		979,359

Trucking-0.90%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	55,000	49,225
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes,
4.00%, 08/01/2020(b)	170,000	167,450
4.50%, 08/01/2022(b)	233,000	223,680
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.90%, 02/01/2024(b)	469,000	462,727
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes,
3.00%, 07/15/2022(b)	474,000	457,097
4.13%, 07/15/2023(b)	552,000	547,299
		1,907,478

Wireless Telecommunication Services-3.01%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	565,000	643,842
Sr. Unsec. Global Notes, 4.38%, 07/16/2042	620,000	569,074
Oztel Holdings SPC Ltd. (Oman), Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(b)	361,000	352,600
Sr. Sec. Gtd. Bonds, 6.63%, 04/24/2028(b)	779,000	742,880
Sprint Communications, Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	60,000	62,175
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	86,000	89,870
7.63%, 02/15/2025	46,000	47,437
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A1, Sr. Sec. Gtd. First Lien AssetBacked Notes, 3.36%, 09/20/2021(b)	897,750	889,895
Sr. Sec. Gtd. First Lien Notes,
4.74%, 03/20/2025(b)	922,000	918,542
5.15%, 03/20/2028(b)	1,587,000	1,577,081

	Principal Amount	Value
Wireless Telecommunication Services-(continued)

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	$183,000	$188,719
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	268,000	278,720
		6,360,835
Total U.S. Dollar Denominated Bonds & Notes (Cost $196,554,317)		190,015,235

	Shares

Preferred Stocks-3.56%

Diversified Banks-1.58%

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	2,654	3,353,992

Investment Banking & Brokerage-1.55%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	20,000	482,400
Morgan Stanley, Series E, 7.13% Pfd.	65,000	1,748,500
Morgan Stanley, Series F, 6.88% Pfd.	40,000	1,046,400
		3,277,300

Regional Banks-0.43%

CIT Group Inc., Series A, Jr. Unsec. Sub. Variable Rate Deb.(c)	10,000	9,644
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	30,000	781,200
SunTrust Banks, Inc., Series G, 5.05% Pfd.	121,000	114,043
		904,887
Total Preferred Stocks (Cost $7,402,586)		7,536,179

	Principal Amount

U.S. Treasury Securities-3.39%

U.S. Treasury Bills-0.20%

2.18% - 2.23%, 01/24/2019(g)(h)	$425,000	423,630

U.S. Treasury Bonds-1.04%

3.00%, 08/15/2048	2,341,200	2,206,032

U.S. Treasury Notes-2.15%

2.88%, 10/31/2023	2,057,600	2,060,614
3.00%, 10/31/2025	848,600	853,258
3.13%, 11/15/2028	1,844,600	1,630,114
		4,543,986
Total U.S. Treasury Securities (Cost $7,110,968)		7,173,648

Asset-Backed Securities-0.41%

DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	216,563	217,597
Wendy’s Funding LLC, Series 2018-1A, Class A2II, Pass Through Ctfs., 3.88%, 03/15/2048(b)	664,975	636,288
Total Asset-Backed Securities (Cost $887,459)		853,885

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Municipal Obligations-0.15%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J) Series 2010-A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $319,500)	$300,000	$323,505

	Shares

Money Market Funds-1.31%

Invesco Government & Agency Portfolio-Institutional Class, 2.12%(i)	967,103	967,103

	Shares	Value

Invesco Liquid Assets Portfolio-Institutional Class, 2.34%(i)	690,653	$690,791

Invesco Treasury Portfolio-Institutional Class, 2.12%(i)	1,105,260	1,105,260
Total Money Market Funds (Cost $2,763,140)		2,763,154
TOTAL INVESTMENTS IN SECURITIES–98.62% (Cost $215,037,970)		208,665,606
OTHER ASSETS LESS LIABILITIES-1.38%		2,929,463
NET ASSETS-100.00%		$211,595,069

Investment Abbreviations:

Conv.	- Convertible
Ctfs.	- Certificates
DAC	- Designated Activity Co.
Deb.	- Debentures
Gtd.	- Guaranteed
Jr.	- Junior
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
REGS	- Regulation S
REIT	- Real Estate Investment Trust
Sec.	- Secured
Sr.	- Senior
Sub.	- Subordinated
Unsec.	- Unsecured
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $70,364,309, which represented 33.25% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Zero coupon bond issued at a discount.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Long Futures Contracts
U.S. Treasury 10 Year Notes	125	March-2019	$14,896,266	$35,374	$ 35,374
U.S. Treasury 2 Year Notes	15	March-2019	3,162,923	1,843	1,843
U.S. Treasury 5 Year Notes	38	March-2019	4,288,684	3,831	3,831
U.S. Treasury Long Bonds	65	March-2019	9,060,545	33,361	33,361
Subtotal–Total Long Futures				74,409	74,409

Short Futures Contracts
U.S. Treasury 10 Year Ultra Bonds	39	March-2019	(4,914,517)	(18,983)	(18,983)
U.S. Treasury Ultra Bonds	20	March-2019	(3,043,397)	(4,727)	(4,727)
Subtotal–Total Short Futures				(23,710)	(23,710)
Total Futures Contracts–Interest Rate Risk				$50,699	$ 50,699

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Open Forward Foreign Currency Contracts - Currency Risk
Settlement Date		Contract to		Unrealized Appreciation (Depreciation)
	Counterparty	Deliver	Receive

02/28/2019	Goldman Sachs & Co.	EUR 200,000	USD 228,559	$360

Currency Abbreviations:

EUR - Euro

USD - U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Invesco Bond Fund

B.	Securities Transactions and Investment Income – (continued)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Bond Fund

H.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$190,015,235	$-	$190,015,235
Preferred Stocks	7,412,492	123,687	-	7,536,179
U.S. Treasury Securities	-	7,173,648	-	7,173,648
Asset-Backed Securities	-	853,885	-	853,885
Municipal Obligations	-	323,505	-	323,505
Money Market Funds	2,763,154	-	-	2,763,154
Total Investments in Securities	10,175,646	198,489,960	-	208,665,606

Other Investments - Assets*
Forward Foreign Currency Contracts	-	360	-	360
Futures Contracts	74,409	-	-	74,409
	74,409	360	-	74,769

Other Investments - Liabilities*
Futures Contracts	(23,710)	-	-	(23,710)
Total Other Investments	50,699	360	-	51,059
Total Investments	$10,226,345	$198,490,320	$-	$208,716,665

*	Unrealized appreciation (depreciation).

Invesco Bond Fund

Item 2.  Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Bond Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.